SHARE-BASED COMPENSATION - RSU Activity (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of RSU shares
Unvested at beginning (in shares) | shares	0
Granted (in shares) | shares	988,750
Forfeited (in shares) | shares	(16,250)
Unvested at ending (in shares) | shares	972,500
Weighted-Average Grant Date Fair Value
Unvested at beginning (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	2.1
Forfeited (in dollars per share) | $ / shares	2.1
Unvested at ending (in dollars per share) | $ / shares	$ 2.1
Weighted Average Remaining Contractual Term
Unvested at beginning (in years)	3 years 6 months 21 days
Granted (in years)	3 years 6 months 21 days
Forfeited (in years)	3 years 6 months 21 days
Unvested at ending (in years)	3 years 6 months 21 days